Schedule of investments
Macquarie Small Cap Growth Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.54%♣
Communication Services — 2.15%
IMAX †	850,675	$ 23,784,873
		23,784,873
Consumer Discretionary — 12.46%
Brinker International †	81,364	14,672,370
Cheesecake Factory	82,374	5,161,555
Dorman Products †	127,045	15,584,610
Genius Sports †	871,063	9,059,055
Life Time Group Holdings †	347,270	10,532,699
Modine Manufacturing †	100,299	9,879,451
Ollie's Bargain Outlet Holdings †	170,137	22,420,654
OneSpaWorld Holdings	419,327	8,550,078
Sportradar Group Class A †	449,883	12,632,715
Universal Technical Institute †	866,991	29,382,325
		137,875,512
Consumer Staples — 3.60%
Chefs' Warehouse †	271,536	17,326,712
PriceSmart	43,974	4,619,029
Vital Farms †	462,893	17,830,639
		39,776,380
Energy — 1.07%
Gulfport Energy †	58,771	11,822,962
		11,822,962
Financials — 8.24%
Goosehead Insurance Class A	66,723	7,039,944
Hamilton Lane Class A	79,950	11,362,494
Houlihan Lokey	91,436	16,453,908
Palomar Holdings †	136,509	21,056,513
Remitly Global †	276,745	5,194,503
Seacoast Banking	83,498	2,306,215
Western Alliance Bancorp	170,666	13,308,535
WisdomTree	1,252,276	14,413,697
		91,135,809
Healthcare — 23.41%
ADMA Biologics †	897,194	16,337,903
Alphatec Holdings †	509,065	5,650,621
ANI Pharmaceuticals †	264,831	17,280,223
Axsome Therapeutics †	116,065	12,116,025
CareDx †	355,342	6,943,383
Caris Life Sciences †	86,000	2,297,920
Catalyst Pharmaceuticals †	634,570	13,770,169
Encompass Health	187,394	22,980,126
GeneDx Holdings †	201,344	18,586,065
Guardant Health †	33,006	1,717,632
Halozyme Therapeutics †	153,805	8,000,936
Harmony Biosciences Holdings †	87,736	2,772,458
HealthEquity †	105,593	11,061,923
Hims & Hers Health †	96,128	4,791,981
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Insmed †	79,264	$ 7,977,129
Integer Holdings †	182,382	22,427,514
Mirum Pharmaceuticals †	300,366	15,285,626
PROCEPT BioRobotics †	95,329	5,490,950
Tarsus Pharmaceuticals †	551,284	22,332,515
TransMedics Group †	63,858	8,557,610
Travere Therapeutics †	403,267	5,968,352
Veracyte †	324,175	8,762,450
Vericel †	420,253	17,881,765
		258,991,276
Industrials — 22.82%
AAR †	212,558	14,621,865
ACV Auctions Class A †	1,123,940	18,230,307
AeroVironment †	25,825	7,358,834
American Superconductor †	529,305	19,420,200
ATI †	164,828	14,231,250
CBIZ †	296,985	21,296,794
Chart Industries †	89,568	14,747,371
Clean Harbors †	58,481	13,519,638
Construction Partners Class A †	181,213	19,259,318
Everus Construction Group †	295,331	18,762,378
ExlService Holdings †	232,503	10,181,306
Federal Signal	61,563	6,551,534
Flowserve	260,812	13,653,508
FTAI Aviation	94,454	10,865,988
Huron Consulting Group †	96,381	13,256,243
Kirby †	81,625	9,257,091
Leonardo DRS	308,689	14,347,865
Mercury Systems †	108,902	5,865,462
SkyWest †	67,394	6,939,560
		252,366,512
Information Technology — 23.85%
Advanced Energy Industries	118,154	15,655,405
Agilysys †	102,411	11,740,397
AvePoint †	1,104,294	21,323,917
Clearwater Analytics Holdings Class A †	768,911	16,862,218
CyberArk Software †	14,121	5,745,552
Descartes Systems Group †	121,364	12,336,044
Intapp †	125,030	6,454,049
Itron †	152,119	20,023,424
Lumentum Holdings †	251,815	23,937,534
MACOM Technology Solutions Holdings †	118,752	17,015,974
OSI Systems †	142,387	32,017,141
Rambus †	80,678	5,165,005
Rubrik Class A †	125,364	11,231,361
SailPoint †	490,060	11,202,772
Silicon Laboratories †	147,026	21,665,751
NQ- IV002 [0625] 0825 (4730775)    1

Schedule of investments
Macquarie Small Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
SoundHound AI Class A †	394,866	$ 4,236,912
Synaptics †	150,478	9,753,984
Vertex Class A †	330,513	11,678,677
Workiva †	84,640	5,793,608
		263,839,725
Materials — 0.94%
Knife River †	127,264	10,389,833
		10,389,833
Total Common Stocks (cost $863,938,954)		1,089,982,882

Short-Term Investments — 2.61%
Money Market Mutual Funds — 2.61%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	7,212,185	7,212,185
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	7,212,185	7,212,185
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	7,212,186	7,212,186
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	7,212,186	$ 7,212,186
Total Short-Term Investments (cost $28,848,742)		28,848,742

Total Value of Securities—101.15% (cost $892,787,696)		1,118,831,624
Liabilities Net of Receivables and Other Assets—(1.15%)		(12,714,053)
Net Assets Applicable to 70,422,337 Shares Outstanding—100.00%		$1,106,117,571
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ- IV002 [0625] 0825 (4730775)